Registration No. 333-63151

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

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Pre-Effective Amendment No. __

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Post-Effective Amendment No. 6

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REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

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Amendment No. 7

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PRASAD SERIES TRUST

(Exact name of registrant as specified in charter)

8869 Brecksville Road, Suite C, Brecksville, Ohio 44141

(Address of principal executive offices)

Registrant’s Telephone Number: (440) 922-0066 ext. 104

Rajendra Prasad, 1310 East Ocean Blvd., Unit #1204, Long Beach, CA 90802

(Name and address of agent for service)

Copy to:

Michael J. Meaney, Esq.

McDonald, Hopkins, Burke & Haber Co., L.P.A.

2100 Bank One Center, 600 Superior Avenue, East, Cleveland, Ohio 44114

It is proposed that this filing will become effective (check appropriate box):

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immediately upon filing pursuant to paragraph (b) of Rule 485.

on (date) pursuant to paragraph (b) of Rule 485.

60 days after filing pursuant to paragraph (a) of Rule 485.

on (date) pursuant to paragraph (a) of Rule 485.

Explanatory Note

This Post-Effective Amendment No. 6 to the N-1A Registration Statement of Prasad Series Trust incorporates Parts A, B and C of the Registration Statement in their entirety by reference to the Trust’s Post-Effective Amendment No. 6 filed on July 30, 2003.  This Amendment is being filed to add the following section to the Statement of Additional Information:

PROXY VOTING POLICY

The Fund has adopted a Proxy Voting Policy setting forth the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities.  A copy of this Proxy Voting Policy is attached to this Statement of Additional Information.

PROXY VOTING POLICY

Prasad Series Trust (the “Fund”)

Mutual Funds Leader Inc. (the “Advisor”)

We have adopted this voting policy which we believe is reasonably designed to ensure that we vote proxies in the best interests of the Fund and its shareholders, consistently with stated investment objectives.

We use what we believe are reasonable efforts to identify circumstances in which there is a conflict of interest in voting proxies between the interests of Fund shareholders, on the one hand, and those of the Advisor or any affiliated person of the Advisor, on the other hand.

Where there is no relevant, inconsistent stated investment objective, we vote proxies relating to the following substantive matters as described with respect to each matter listed below.  Where a proxy proposal is presented which is not listed below, we will vote in accordance with the most similar applicable policy which is stated below, or on a case-by-case basis in the manner which we believe will maximize the client’s investment return.  If we have identified a conflict of interest and have no general proxy voting policy on the matter presented, we will take other reasonable steps to help assure that the votes cast are in the client’s best interests.

Our voting policies are premised on the following principles:

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maximization of each investment’s return is the primary component of the Fund’s best interests;

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good corporate governance will help maximize investment returns;

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increasing shareholder involvement in corporate governance will help maximize investment returns;

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antitakeover defenses inhibit maximization of investment returns; and

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self-dealing by or conflicts of interest of company insiders are not in the Fund’s best interests.

Specifically, with regard to the commonly voted on areas shown below, we generally vote as follows:

I.  The Board of Directors

Generally, unless we find an important reason to withhold votes for an uncontested nominee we vote to elect such nominees.  However, in cases of significant votes and when information is readily available, we may also review, before making our decision, such factors as the long-term corporate performance record relative to a relevant market index or indices, the composition of the board and key board committees, the nominee’s investment in the company, director compensation or other factors.

II.  Proxy Contests

Votes in a contested election of directors are evaluated on a case-by-case basis evaluating what each side is offering shareholders, as well as the likelihood that the proposed objectives and goals can be met.

III.  Auditors

We generally vote in favor of the proposed auditor.

IV.  Anti-Takeover Defenses

Generally, we vote against proposals to institute anti-takeover defenses.

V.  Social and Environmental Issues

Generally, we vote against shareholder social and environmental proposals because our focus is on the economic objectives of the Fund.

VI.  Extraordinary Business Combination Transactions

Votes on mergers and or acquisitions and corporate restructuring proposals or considered on a case-by-case basis, taking into account the following:

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Anticipated financial and operational benefits

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Offer price (cost v. premium)

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Prospects of the resulting company

VII.  Executive and Director Compensation

In general, we vote for executive and director compensation plans which reward the creation of shareholder wealth by having a relatively high payout sensitivity to increases in shareholder value.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Long Beach, State of California, on the 10th day of September, 2003.  The Registrant represents that this Amendment is filed solely for the purposes described in SEC Rule 485(b)(1) and that no material event requiring disclosure in the prospectus has occurred since the effective date of Registrant’s most recent post-effective Amendment.

PRASAD SERIES TRUST

By:  Rajendra Prasad, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature

Title

Date

Rajendra Prasad

Chairman, Treasurer

September 10, 2003

and Trustee (Principal

Executive Officer,

Financial Officer and

Accounting Officer)

Samir Thakkar

Trustee

September 10, 2003

Ratan Lalchandani

Trustee

September 10, 2003